SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of depreciation rates for property and equipment
%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 20 (mainly 20)
Leasehold improvements	Shorter of the term of the lease or useful life

Schedule of weighted average assumptions for granted options
	Year ended December 31,
	2023	2022	2021
Employee stock options

Volatility	75.93%-80.95%	69.44%-74.61%	66.02%-69.05%
Risk-free interest rate	3.37%-4.81%	1.54%-4.39%	0.51%-1.14%
Dividend yield	0%	0%	0%
Expected life (years)	4.02-5.06	5.05-5.4	5.04-5.31

	Year ended December 31,
	2023	2022	2021
ESPP

Volatility	-	69.74%	64.68%-69.68%
Risk-free interest rate	-	1.63%	0.04%-0.10%
Dividend yield	-	0%	0%
Expected life (years)	-	0.50	0.42-0.50